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    As filed with the Securities and Exchange Commission on January 8, 2013

                                                         File Nos. 333-129005
                                                                   811-21823

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                           Pre-Effective Amendment No. ___              [_]

                           Post-Effective Amendment No. 15              [X]

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                Amendment No.  16                       [X]

                        (Check appropriate box or boxes)

                           PIONEER SERIES TRUST V
               (Exact Name of Registrant as Specified in Charter)

                  60 State Street, Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 742-7825

           Terrence J. Cullen, Secretary, Pioneer Series Trust V
                  60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     [X]   immediately upon filing pursuant to paragraph (b)
     [_]   on [date] pursuant to paragraph (b)
     [_]   60 days after filing pursuant to paragraph (a)(1)
     [_]   on [date] pursuant to paragraph (a)(1)
     [_]   75 days after filing pursuant to paragraph (a)(2)
     [_]   on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

     [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 15 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 8th day of January, 2013.

                                        PIONEER SERIES TRUST V


                                        By: /s/ Daniel K. Kingsbury
                                            ------------------------------------
                                            Daniel K. Kingsbury
                                            Executive Vice President

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated below on January 8, 2013:

        Signature                                        Title
        ---------------------------     ----------------------------------------
        John F. Cogan, Jr.*             President (Principal Executive
        John F. Cogan, Jr.              Officer) and Trustee


        Mark E. Bradley*                Treasurer (Principal
        Mark E. Bradley                 Financial and Accounting
                                        Officer)


        David R. Bock*                  Trustee
        David R. Bock


        Benjamin M. Friedman*           Trustee
        Benjamin M. Friedmam


        Margaret B.W. Graham*           Trustee
        Margaret B.W. Graham


        /s/ Daniel K. Kingsbury         Executive Vice President
        Daniel K. Kingsbury             and Trustee


        Thomas J. Perna*                Chairman of the Board and
        Thomas J. Perna                 Trustee


        Marguerite A. Piret*            Trustee
        Marguerite A. Piret


        Stephen K. West*                Trustee
        Stephen K. West


   *By: /s/ Daniel K. Kingsbury         Dated: January 8, 2013
        -----------------------
        Daniel K. Kingsbury
        Attorney-in-Fact

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                        EXHIBIT INDEX

Exhibit No.    Description
-----------    -----------------------------------------------------------------
EX-101.INS     XBRL Instance Document
EX-101.SCH     XBRL Taxonomy Extension Schema Document
EX-101.CAL     XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF     XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB     XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE     XBRL Taxonomy Extension Presentation Linkbase